Note 21 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 201 8						December 31, 2017
			Fair value hierarchy
(Dollars in thousands)	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Contract amount	Carrying amount	Estimated fair value	Contract amount
Financial assets:
Cash and cash equivalents	$20,709	20,709	20,709				37,564	37,564
Securities available for sale	79,980	79,980		79,980			77,472	77,472
Loans held for sale	3,444	3,444		3,444			1,837	1,837
Loans receivable, net	586,688	578,978		578,978			585,931	585,494
FHLB stock	867	867		867			817	817
Accrued interest receivable	2,356	2,356		2,356			2,344	2,344
Financial liabilities:
Deposits	623,352	617,722		617,722			635,601	635,905
Accrued interest payable	346	346		346			146	146
Off-balance sheet financial instruments:
Commitments to extend credit	40	40				146,978	28	28	173,645
Commitments to sell loans	(56)	(56)				7,289	(11)	(11)	5,629